Inventories - Summary of Changes in Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Decrease (increase) in inventories of finished goods and work in progress	$ 25,131	$ 23,654	$ 23,901
Raw materials and consumables used	101,282	79,425	76,002
Cost of merchandise sold	$ 126,413	$ 103,079	$ 99,903